                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2001
                                         -----------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Markel Gayner Asset Management Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060

Form 13F File Number: 28-6056
                      --------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: President
Phone: 804-527-3806

Signature, Place, and Date of Signing:

Thomas S. Gayner             Richmond, VA                     11/14/01
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                2
                                        -----------------

Form 13F Information Table Entry Total:         105
                                        -----------------

Form 13F Information Table Value Total: $    501403
                                        -----------------
                                           (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.



No.           Form 13F File Number               Name
--            --------------------               -----
 1            28-6647                     Markel Corporation
 2            To Be Assigned              Evanston Insurance Company

                   Markel Gayner Asset Management Corporation
                                    FORM 13F

                               September 30, 2001


                                                                                                       Voting Authority
                          Title of                 Value    Shares/   Sh/  Put/  Invstmt   Other     --------------------
  Name of Issuer            Class     Cusip       (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers   Sole   Shared   None
-------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories          COM     002824100       1405     27100    SH         Other     1                27100
Ace Limited                  COM     G0070K103       4700    162800    SH         Other     1               162800
Albertsons                   COM     013104104        797     25000    SH         Other     1,2              25000
                                                     4377    137300    SH         Other     1               137300
Allied Capital Corp.         COM     019033109       2275    100000    SH         Other     1,2             100000
                                                      146      6400    SH         Other     1                 6400
Aluminum Company of America  COM     022249106       6105    196880    SH         Other     1,2             196880
                                                     3207    103402    SH         Other     1               103402
American Express             COM     025816109       3981    137000    SH         Other     1,2             137000
                                                     5507    189500    SH         Other     1               189500
American Home Products       COM     026609107       1865     32020    SH         Other     1                32020
Amwest                       COM     032345100          1     84458    SH         Other     1,2              84458
                                                        2    138787    SH         Other     1               138787
Anheuser Busch               COM     035229103       9967    238000    SH         Other     1,2             238000
                                                    19842    473768    SH         Other     1               473768
Automatic Data Processing    COM     019411107       1444     30700    SH         Other     1                30700
Bank of New York             COM     064057102       1400     40000    SH         Other     1,2              40000
                                                     2243     64100    SH         Other     1                64100
Berkshire Hathaway Class B   COM     084670207      12174      5225    SH         Other     1,2               5225
                                                    51892     22271    SH         Other     1                22271
Berkshire Hathaway, Inc.     COM     10382K102      10150       145    SH         Other     1,2                145
                                                     5110        73    SH         Other     1                   73
Bristol Myers Squibb         COM     110122108       1695     30500    SH         Other     1                30500
Brown Forman Class A         COM     115637100        736     11500    SH         Other     1,2              11500
                                                     8572    133930    SH         Other     1               133930
Carmax                       COM     172737306       6058    538500    SH         Other     1,2             538500
                                                     5074    451000    SH         Other     1               451000
Cedar Fair LP                COM     150185106        866     44300    SH         Other     1,2              44300
                                                     7488    383000    SH         Other     1               383000
Centerpoint Property Trust   COM     151895109      11718    245400    SH         Other     1,2             245400
                                                    13384    280300    SH         Other     1               280300
Cincinnati Financial         COM     172062101       6659    160000    SH         Other     1,2             160000
                                                    14098    338735    SH         Other     1               338735
Circuit City                 COM     172737108       2100    175000    SH         Other     1,2             175000
                                                     2743    228600    SH         Other     1               228600
Claire's Stores              COM     179584107        316     25000    SH         Other     1,2              25000
                                                     2940    232400    SH         Other     1               232400
Clayton Homes                COM     184190106        305     25000    SH         Other     1,2              25000
                                                    20232   1658350    SH         Other     1              1658350
Costco                       COM     22160K105       2667     75000    SH         Other     1,2              75000
                                                     1422     40000    SH         Other     1                40000
Exxon Corporation            COM     302290101       2442     61972    SH         Other     1                61972
Family Golf Centers Inc.     COM     30701A106          1     60000    SH         Other     1,2              60000
                                                        1    100000    SH         Other     1               100000
Ford Motor Co.               COM     345370100        434     25000    SH         Other     1,2              25000
                                                     3506    202074    SH         Other     1               202074
Gannett Company              COM     364730101       1328     22100    SH         Other     1                22100
General Electric             COM     369604103        368      9900    SH         Other     1                 9900


                   Markel Gayner Asset Management Corporation
                                    FORM 13F

                               September 30, 2001


                                                                                                       Voting Authority
                          Title of                 Value    Shares/   Sh/  Put/  Invstmt   Other     --------------------
  Name of Issuer            Class     Cusip       (x$1000)  Prn Amt   Prn  Call  Dscretn  Managers   Sole   Shared   None
-------------------------------------------------------------------------------------------------------------------------
HCC Corporation              COM      404132102    15780    600000    SH          Other      1,2             600000
                                                    6851    260500    SH          Other      1               260500
Harrah's Entertainment       COM      413619107     3085    114200    SH          Other      1               114200
Highlands Insurance Group    COM      431032101      429    174900    SH          Other      1               174900
International Speedway       COM      460335201      791     22700    SH          Other      1,2              22700
                                                    4866    139700    SH          Other      1               139700
Interpublic Group            COM      460690100      877     43000    SH          Other      1,2              43000
                                                    2050    100500    SH          Other      1               100500
Investors Title Company      COM      461804106      644     42200    SH          Other      1,2              42200
                                                    3003    196950    SH          Other      1               196950
Johnson and Johnson          COM      478160104     1518     27404    SH          Other      1                27404
Kimberly Clark Corp          COM      494368103      355      5725    SH          Other      1                 5725
Marriot International        COM      571903202     2218     66400    SH          Other      1                66400
Marsh & McLennan             COM      571748102     1596     16500    SH          Other      1                16500
Martin Marietta Materials    COM      573284106     1662     42500    SH          Other      1,2              42500
                                                   17620    450516    SH          Other      1               450516
Massey Energy                COM      576206106     3825    261100    SH          Other      1               261100
Merck                        COM      58155Q103     1965     29500    SH          Other      1                29500
Mondavi Wineries             COM      609200100     1093     30700    SH          Other      1,2              30700
                                                    2663     74800    SH          Other      1                74800
Nike                         COM      654106103     1404     30000    SH          Other      1                30000
Penn National Gaming         COM      707569109      508     31000    SH          Other      1,2              31000
                                                    1291     78700    SH          Other      1                78700
Pepsico                      COM      713448108     1630     33600    SH          Other      1                33600
Pfizer Inc                   COM      717081103     2185     54500    SH          Other      1                54500
Pharmacia & Upjohn           COM      71713U102     1375     33920    SH          Other      1                33920
Philip Morris, Inc.          COM      718154107     5742    118900    SH          Other      1               118900
Plains Resources Inc.        COM      726540503     1181     45440    SH          Other      1,2              45440
Plum Creek Lumber            COM      729237107      462     17300    SH          Other      1                17300
RLI Corporation              COM      749607107     1899     46312    SH          Other      1,2              46312
                                                   11428    278721    SH          Other      1               278721
ServiceMaster                COM      817615107     1719    155000    SH          Other      1,2             155000
                                                    3597    324343    SH          Other      1               324343
Southwest Airlines           COM      844741108      371     25000    SH          Other      1,2              25000
                                                    1944    131000    SH          Other      1               131000
State Street Corp            COM      857477103      455     10000    SH          Other      1,2              10000
                                                     928     20400    SH          Other      1                20400
Synalloy Corporation         COM      871565107       73     15450    SH          Other      1                15450
United Dominion Realty Trust COM      910197102      203     14200    SH          Other      1                14200
United Mobile Homes          COM      911024107      144     13000    SH          Other      1                13000
United Parcel Service        COM      911312106     1897     36500    SH          Other      1                36500
Valley National Bank         COM      919794107      495     16647    SH          Other      1,2              16647
                                                    1002     33678    SH          Other      1                33678
Vulcan Materials             COM      929160109      259      6000    SH          Other      1,2               6000
                                                    2095     48500    SH          Other      1                48500
Wal-Mart Stores              COM      931142103     1406     28400    SH          Other      1                28400
Walt Disney Company          COM      254687106      931     50000    SH          Other      1,2              50000
                                                    1754     94215    SH          Other      1                94215
Washington Post Co           COM      939640108     1832      3525    SH          Other      1                 3525
Washington Real Estate
  Investm                    COM      939653101     2265     95500    SH          Other      1,2              95500
                                                    9538    402100    SH          Other      1               402100
Waste Management             COM      94106l109      669     25000    SH          Other      1,2              25000
                                                    4714    176300    SH          Other      1               176300
White Mountain               COM      G9618E107      100       300    SH          Other      1,2                300
                                                   48285    145000    SH          Other      1               145000
XL Capital                   COM      G3242A102    28373    359160    SH          Other      1,2             359160
                                                   18615    235637    SH          Other      1               235637
REPORT SUMMARY               105  DATA RECORDS   $501403                   2     OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2001
                                         -----------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Markel Corporation
Address:  4521 Highwoods Pkwy
          Glen Allen, VA 23060


Form 13F File Number: 28-6647
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Thomas S. Gayner
Title: Chief Investment Officer
Phone: 804-527-3806

Signature, Place, and Date of Signing:

Thomas S. Gayner              Richmond, VA                     11/14/01
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
28-6056                             Markel Gayner Asset Management Corporation

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: September 30, 2001
                                         -----------------

Check here if Amendment [ ]; Amendment Number: ____
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name: Evanston Insurance Company
Address:  Ten Parkway North
          Deerfield, IL 60015


Form 13F File Number: To Be Assigned
                      --------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Anne Waleski
Title: Assistant Treasurer
Phone: 804-747-0136

Signature, Place, and Date of Signing:

Anne Waleski                  Richmond, VA                     11/14/01
----------------------     ----------------------------     -------------------
[Signature]                [City, State]                     [Date]

Report Type (Check only one.):


[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number                             Name
--------------------                             ----
  28-6056                           Markel Gayner Asset Management Corporation